Stock Compensation - Summary of Share-based Compensation Arrangements by Share-based Payment Award (Detail) - 2017 EIP And 2021 EIP [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Beginning	1,855,507	158,599
Number of options, Granted	1,188,064	1,865,091
Number of options, Exercised	(145,805)	(33,291)
Number of options, Cancelled and forfeited	(3,095)	(134,892)
Number of options, Ending	2,894,671	1,855,507	158,599
Number of options, Options exercisable	82,944	146,830
Number of options, Unvested and expected to vest	2,894,671	1,818,708
Weighted average exercise price, Opening balance	$ 2.99	$ 7.88
Weighted average exercise price, Granted	8.98	2.98
Weighted average exercise price, Exercised	3.77	8.45
Weighted average exercise price, Cancelled and forfeited	9.38	6.75
Weighted average exercise price, Ending balance	5.43	2.99	$ 7.88
Weighted average exercise price, Option exercisable	3.42	3.84
Weighted average exercise price, Unvested and expected to vest	$ 5.43	$ 2.96
Weighted average remaining contractual term	9 years 4 months 6 days	9 years 9 months 14 days	8 years 2 months 8 days
Weighted average remaining contractual term, Options exercisable	8 years 11 months 15 days	8 months 5 days
Weighted average remaining contractual term, Unvested and expected to vest	9 years 4 months 6 days	9 months 28 days
Intrinsic Value	$ 34,521	$ 8	$ 10
Intrinsic Value, Options exercisable	1,155	1
Intrinsic Value, Unvested and expected to vest	$ 34,521	$ 0